Capital and financial risk management - Liquidity risk - Maturity profile for non-derivative financial liabilities - Additional information (Details) - Liquidity risk € in Millions, £ in Billions	12 Months Ended
	Mar. 31, 2021 GBP (£)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)
Non-derivative financial liabilities
Mandatorily convertible bonds		€ 0	€ 30
Conversion of principal amount recognised in equity | £	£ 1.7
Within one year
Non-derivative financial liabilities
Spectrum licence payables		2,319	381
Cash collateral		2,914	962
In more than one year but less than two years
Non-derivative financial liabilities
Spectrum licence payables		165	2,171
In more than two years but less than three years
Non-derivative financial liabilities
Spectrum licence payables		199	165
In more than three years but less than four years
Non-derivative financial liabilities
Spectrum licence payables		199	165
In more than four years but less than five years
Non-derivative financial liabilities
Spectrum licence payables		662	199
In more than five years
Non-derivative financial liabilities
Spectrum licence payables		€ 136	€ 986